UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07444)

American Strategic Income Portfolio Inc. III

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 58.5%
Commercial Loans — 41.6%
150 North Pantano I, Tucson, AZ, 5.90%, 8/1/14 ¶ ¿	1/4/05	$3,525,000	$3,526,138	$2,048,025
150 North Pantano II, Tucson, AZ, 14.88%, 8/1/14 ¶ ¿	1/4/05	440,000	440,259	164,823
8324 East Hartford Drive I, Scottsdale, AZ, 5.90%, 5/1/20 ¶	4/8/04	3,220,015	3,369,044	3,220,015
Allegiance Health, Jackson, MI, 5.88%, 1/1/21	12/28/10	8,260,397	8,260,397	8,673,417
Alliant University, Fresno, CA, 5.40%, 4/1/15	7/12/06	2,657,268	2,657,268	2,657,268
Alliant University II, Fresno, CA, 5.38%, 4/1/15	3/19/13	742,660	742,660	742,660
Biltmore Lakes Corporate Center, Phoenix, AZ, 4.88%, 9/1/14 ¶	8/2/04	1,699,365	1,699,365	987,331
Cresthaven Medical, Memphis, TN, 3.88%, 6/1/18	5/6/13	2,343,750	2,343,750	2,301,773
Jilly’s American Grill, Scottsdale, AZ, 6.38%, 3/1/17 ¶	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/14 ¶ ¿ Δ	7/26/06	11,135,604	11,136,400	6,469,786
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/14 ¶ ¿	7/26/06	1,389,396	1,389,396	565,180
NCH Commercial Pool II, Rocky Point, Mexico, 11.93%, 8/1/14 ¶ ¿	12/4/07	14,000,000	14,132,376	8,134,000
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/11 ¶ §	8/24/07	2,350,000	2,350,000	2,350,000
North Austin Business Center, Austin, TX, 5.65%, 11/1/18	10/29/04	3,408,243	3,408,243	3,578,656
Outlets at Casa Grande I, Casa Grande, AZ, 5.93%, 7/1/13 ¶	2/27/06	3,000,000	3,101,969	3,000,000
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17	3/26/07	4,546,100	4,546,100	4,682,483
RealtiCorp Fund III, Orlando/Crystal River, FL, 5.93%, 7/1/14 ¶	2/28/06	3,972,755	3,972,755	3,972,755
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 ¿ §	3/25/08	4,044,683	4,044,683	3,280,683
Spa Atlantis, Pompano Beach, FL, 7.43%, 8/1/14 ¶	9/30/05	11,000,000	11,000,000	10,697,313
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15 ¶	8/25/04	3,204,207	3,204,207	3,204,207

			87,135,010	72,540,375

Multifamily Loans — 16.9%
Chateau Club Apartments I, Athens, GA, 6.43%, 12/1/12 ¶ ¿ §	12/20/07	6,000,000	6,000,000	3,585,738
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 ¶§ S	12/20/07	2,991,624	2,991,624	1,495,022
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13	8/29/03	2,282,467	2,282,467	2,282,467
El Dorado Apartments I, Tucson, AZ, 5.65%, 9/1/17	8/26/04	2,420,444	2,422,852	2,420,444
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/17	8/26/04	421,388	421,388	372,700
Good Haven Apartments, Dallas, TX, 3.88%, 8/1/17 ¶ ¹	8/24/04	2,350,000	2,350,000	2,350,000
Montevista Apartments, Fort Worth, TX, 7.43%, 3/1/17 ¶	8/30/07	7,308,000	7,308,000	6,798,077
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 8/1/14 ¶ ¿	10/17/06	4,943,450	4,953,536	649,105
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 ¶ ¿ §	1/17/07	3,328,000	3,328,000	2,910,755
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶ ¿ §	1/17/07	416,000	416,000	201,053
RiverPark Land Lot III, Oxnard, CA, 4.90%, 10/1/12 ¶ §	10/9/07	3,650,000	3,650,000	3,051,177
Villas of Woodgate, Lansing, MI, 6.40%, 5/1/13 §	2/1/07	3,369,878	3,369,878	3,369,878

			39,493,745	29,486,416

Total Whole Loans			126,628,755	102,026,791

Private Mortgage-Backed Security ¥ Ä — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	31,987	23,762	—

Corporate Bonds — 39.4%
Banking ☒ — 2.4%
Bank of America, Series MTN, 5.00%, 5/13/21		2,620,000	2,827,150	2,901,781
Morgan Stanley, 5.50%, 7/28/21		1,225,000	1,290,532	1,381,572

			4,117,682	4,283,353

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Consumer Cyclical — 0.6%
American Water Capital, 4.30%, 12/1/42	$1,000,000	$1,017,480	$992,718

Real Estate Investment Trusts — 36.4%
BioMed Realty, 4.25%, 7/15/22 ☒	1,755,000	1,846,398	1,821,985
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒	2,000,000	1,987,403	1,980,740
BRE Properties, 3.38%, 1/15/23 ☒	2,425,000	2,388,865	2,355,936
Developers Diversified Realty, 4.63%, 7/15/22 ☒	3,200,000	3,506,382	3,419,411
Digital Realty, 5.88%, 2/1/20 ☒	2,536,000	2,776,207	2,929,777
Digital Realty, 5.25%, 3/15/21 ☒	3,000,000	3,361,725	3,335,184
Duke Realty, 6.75%, 3/15/20	2,000,000	2,427,394	2,394,380
Duke Realty, 4.38%, 6/15/22 ☒	4,150,000	4,426,913	4,314,232
Equity One, 3.75%, 11/15/22 ☒	5,555,000	5,548,540	5,485,274
Essex Portfolio, 3.63%, 8/15/22 ☒	4,600,000	4,605,737	4,612,181
Health Care REIT, 3.75%, 3/15/23	1,175,000	1,186,214	1,175,780
Hospitality Properties, 5.00%, 8/15/22 ☒	4,690,000	4,818,782	4,898,076
Hospitality Properties, 4.50%, 6/15/23	2,000,000	1,999,980	1,993,380
Host Hotels & Resorts, 3.75%, 10/15/23	3,000,000	2,941,950	2,934,210
Kilroy Realty, 3.80%, 1/15/23	2,000,000	1,988,780	1,987,202
Mack-Cali Realty, 7.75%, 8/15/19 ☒	1,775,000	2,140,756	2,244,138
National Retail Properties, 3.30%, 4/15/23	2,900,000	2,804,068	2,814,143
Post Apartment Homes, 3.38%, 12/1/22	595,000	594,631	588,090
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,250,000	2,191,000	2,244,600
Ventas Realty, 5.45%, 3/15/43	4,970,225	4,998,520	4,958,296
Vornado Realty, 5.00%, 1/15/22 ☒	2,125,000	2,220,423	2,340,214
Washington REIT, 3.95%, 10/15/22 ☒	2,510,000	2,604,546	2,575,752

		63,365,214	63,402,981

Total Corporate Bonds		68,500,376	68,679,052

U.S. Government Agency Mortgage-Backed Securities a — 7.2%
Fixed Rate — 7.2%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	660,096	667,706	705,343
9.00%, 7/1/30, #C40149	99,173	100,975	121,241
5.00%, 5/1/39, #G05430	1,577,850	1,614,844	1,686,800
3.50%, 6/1/42, #C09000	457,371	484,199	472,835
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	39,408	39,472	41,641
5.50%, 2/1/17, #623874	64,653	64,602	68,892
5.50%, 6/1/17, #648508	53,257	53,349	56,916
5.00%, 9/1/17, #254486	84,081	84,162	90,016
5.00%, 11/1/17, #657356	115,219	115,442	123,352
6.50%, 6/1/29, #252497	210,421	209,467	237,566
7.50%, 5/1/30, #535289	49,737	48,597	57,564
8.00%, 5/1/30, #538266	24,432	24,221	25,649
8.00%, 6/1/30, #253347	61,086	60,557	74,692
5.00%, 12/1/35, #995317	2,375,808	2,440,360	2,581,405
5.00%, 7/1/39, #935512	1,208,846	1,230,370	1,306,113
5.00%, 7/1/39, #AA9716	4,501,524	4,612,969	4,863,728

Total U.S. Government Agency Mortgage-Backed Securities		11,851,292	12,513,753

Preferred Stocks — 35.3%
Real Estate Investment Trusts — 35.3%
Alexandria Real Estate Equities, Series E ☒	192,661	4,906,908	5,105,516

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	VALUE ¶
Boston Properties, Series B	197,480	$4,958,701	$4,943,181
BRE Properties, Series D ☒	5,250	104,318	134,085
CommonWealth REIT, Series E ☒	71,548	1,791,008	1,853,022
Digital Realty, Series E ☒	11,571	298,664	310,219
Digital Realty, Series F ☒	164,026	4,108,851	4,249,914
Digital Realty, Series G	14,367	356,961	353,845
Duke Realty, Series J ☒	56,556	1,203,278	1,435,108
Duke Realty, Series L ☒	13,000	325,650	330,460
Health Care REIT, Series J ☒	182,600	4,861,849	4,886,376
Hospitality Properties, Series C ☒	26,780	669,623	680,381
Hospitality Properties, Series D ☒	159,212	4,026,757	4,182,499
Kimco Realty, Series J ☒	126,891	3,184,070	3,205,267
Kimco Realty, Series K	42,333	1,070,441	1,067,215
National Retail Properties, Series D ☒	187,423	4,691,007	4,858,004
PS Business Parks, Series R	37,373	1,004,213	998,233
PS Business Parks, Series S ☒	16,800	450,240	437,791
PS Business Parks, Series T ☒	116,500	2,927,812	2,982,400
PS Business Parks, Series U	21,300	532,500	531,861
Public Storage, Series P	11,300	299,450	298,320
Public Storage, Series T ☒	63,578	1,670,070	1,630,140
Public Storage, Series X	20,000	503,000	499,200
Realty Income, Series E ☒	36,520	824,632	945,831
Realty Income, Series F ☒	119,500	3,192,225	3,146,435
Regency Centers, Series F ☒	188,317	4,900,134	5,067,610
Vornado Realty, Series K ☒	125,000	3,213,750	3,192,500
Vornado Realty, Series L	35,000	862,750	858,200
Weingarten Realty Investors, Series F ☒	131,000	2,907,400	3,340,500

Total Preferred Stocks		59,846,262	61,524,113

Total Unaffiliated Investments		266,850,447	244,743,709

Short-Term Investment — 9.0%
First American Prime Obligations Fund, Class Z, 0.00% W	15,787,613	15,787,613	15,787,613

Total Investments ▲ — 149.4%		$282,638,060	$260,531,322

Other Assets and Liabilities, Net — (49.4)%			(86,170,642)

Total Net Assets — 100.0%			$174,360,680

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. The fund’s investments in real estate acquired through foreclosure are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

As of May 31, 2013, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2013, the total fair value of these securities was $102,026,791 or 58.5% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2013. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2013.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of May 31, 2013.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

¹	Interest rate is 0.00% through 1/31/13; 4.00% (less servicing fee) starting 2/1/13 through 7/1/13; then 5.00% (less servicing fee) thereafter per the agreement.

Ä	Non-Income Producing Security — that is not considered to be in default of its original terms.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2013, securities valued at $100,814,911 were pledged as collateral for the following outstanding borrowings:

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

Amount	Rate*	Accrued Interest
$$61,600,000	1.05%	$$1,791

*	Interest rate as of May 31, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $2,620,000 par

Morgan Stanley, 5.50%, 7/28/21, $1,225,000 par

BioMed Realty, 4.25%, 7/15/22, $1,755,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

BRE Properties, 3.38%, 1/15/23, $2,425,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,200,000 par

Digital Realty, 5.88%, 2/1/20, $2,536,000 par

Digital Realty, 5.25%, 3/15/21, $3,000,000 par

Duke Realty, 4.38%, 6/15/22, $4,150,000 par

Equity One, 3.75%, 11/15/22, $5,555,000 par

Essex Portfolio, 3.63%, 8/15/22, $4,600,000 par

Hospitality Properties, 5.00%, 8/15/22, $4,690,000 par

Mack-Cali Realty, 7.75%, 8/15/19, $1,775,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,250,000 par

Vornado Realty, 5.00%, 1/15/22, $2,125,000 par

Washington REIT, 3.95%, 10/15/22, $2,510,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 192,661 shares

BRE Properties, Series D, 5,250 shares

CommonWealth REIT, Series E, 71,548 shares

Digital Realty, Series E, 11,571 shares

Digital Realty, Series F, 164,026 shares

Duke Realty, Series J, 56,556 shares

Duke Realty, Series L, 13,000 shares

Health Care REIT, Series J, 182,600 shares

Hospitality Properties, Series C, 26,780 shares

Hospitality Properties, Series D, 159,212 shares

Kimco Realty, Series J, 126,891 shares

National Retail Properties, Series D, 187,423 shares

PS Business Parks, Series S, 16,800 shares

PS Business Parks, Series T, 116,500 shares

Public Storage, Series T, 63,578 shares

Realty Income, Series E, 36,520 shares

Realty Income, Series F, 119,500 shares

Regency Centers, Series F, 188,317 shares

Vornado Realty, Series K, 125,000 shares

Weingarten Realty Investors, Series F, 131,000 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2013, securities valued at $12,438,212 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$11,862,000	5/10/13	0.37%	6/10/13	$2,682	(1)

*	Interest rate as of May 31, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $585,835 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $99,173 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,577,850 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $457,371 par

Federal National Mortgage Association, 6.00%, 10/1/16, $39,408 par

Federal National Mortgage Association, 5.50%, 2/1/17, $64,653 par

Federal National Mortgage Association, 5.50%, 6/1/17, $53,257 par

Federal National Mortgage Association, 5.00%, 9/1/17, $84,081 par

Federal National Mortgage Association, 5.00%, 11/1/17, $115,219 par

Federal National Mortgage Association, 6.50%, 6/1/29, $210,421 par

Federal National Mortgage Association, 7.50%, 5/1/30, $49,737 par

Federal National Mortgage Association, 8.00%, 5/1/30, $24,432 par

Federal National Mortgage Association, 8.00%, 6/1/30, $61,086 par

Federal National Mortgage Association, 5.00%, 12/1/35, $2,375,808 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,208,846 par

Federal National Mortgage Association, 5.00%, 7/1/39, $4,501,524 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $282,638,060. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,920,699
Gross unrealized depreciation	(26,027,437)

Net unrealized depreciation	$(22,106,738)

REIT — Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$102,026,791	$102,026,791
Private Mortgage-Backed Security †	—	—	—	—
Corporate Bonds	7,202,896	61,476,156	—	68,679,052
U.S. Government Agency Mortgage-Backed Securities	—	12,513,753	—	12,513,753
Preferred Stocks	61,524,113	—	—	61,524,113
Short-Term Investment	15,787,613	—	—	15,787,613
Total Investments	$84,514,622	$73,989,909	$102,026,791	$260,531,322

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments	May 31, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

†	This category includes one security classified in Level 3 which is valued at zero.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Private Mortgage- Backed Security†	Real Estate Owned	Total Fair Value
Balance as of August 31, 2012	$117,608,898	$16,110,375	$—	$2,571,250	$136,290,523
Accrued discounts/premiums	1,764	—	790	—	2,554
Realized gain (loss)	(9,259,092)	—	(2,870)	(503,425)	(9,765,387)
Net change in unrealized appreciation or depreciation	7,891,562	(70,000)	2,080	171,673	7,995,315
Purchases	3,130,058	—	—	22,752	3,152,810
Sales	(17,346,399)	(16,040,375)	—	(2,262,250)	(35,649,024)

Balance as of May 31, 2013	$102,026,791	$—	$—	$—	$102,026,791

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2013	$(338,513)	$—	$2,080	$—	$(336,433)

†	This category includes one security classified in Level 3 which is valued at zero.

During the period ended May 31, 2013, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities and Corporate Bonds

U.S. government agency mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

FIRST AMERICAN MORTGAGE FUNDS	2013 QUARTERLY REPORT

Schedule of Investments	May 31, 2013 (unaudited)

American Strategic Income Portfolio III (CSP)

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
CSP*
Commercial & Multifamily Whole Loans	$36,073,399	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.22% – 2.48% (2.33%) 0.00 – 1.14 (1.02)
Commercial & Multifamily Whole Loans	48,314,250	Price Ceiling	N/A	N/A
Commercial Whole Loans	17,639,142	Price Floor	Loss Severity	41.9%

*	The fund’s investments classified as Level 3 include a private mortgage-backed security that is fair valued at zero.

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS	2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:    July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:    July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:    July 30, 2013